Fees Summary	Sep. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,854,000
Previously Paid Amount	0.00
Total Fee Amount	896.25
Total Offset Amount	0.00
Net Fee	896.25
Narrative - Max Aggregate Offering Price	$ 5,854,000
Final Prospectus	true